Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 assets as a percentage of total assets measured at fair value		8.00%
Percentage of level 3 assets that were priced using non-binding broker quotes		2.00%
Level 3 assets that were priced using non-binding broker quotes		$ 49
Percentage Of Internally Developed Level Three Assets Compared to Total Level 3 Assets		98.00%
Fair value of equity securities transferred into level 3		$ 457	$ 495	$ 136	$ 223
Life contingent annuities		$ 1,160	1,110	247
Fixed-indexed annuities (embedded derivative), majority of future years | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		8.00%
Fixed-indexed annuities (embedded derivative), majority of future years | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		11.00%
Fixed-indexed and registered index-linked annuities (embedded derivative)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivatives in annuity benefits accumulated measured using a discounted cash flow approach		$ 4,210	3,930
Fixed-indexed and registered index-linked annuities (embedded derivative) | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		7.00%
Fixed-indexed and registered index-linked annuities (embedded derivative) | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		22.00%
Not designated as hedging instrument | Annuity benefits | Fixed-indexed and registered index-linked annuities (embedded derivative)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total realized/unrealized gains (losses) included in net income for the embedded derivatives related to the unlocking of actuarial assumptions			240	181	(44)
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of equity securities transferred into level 3	$ 20	$ 0	$ 9	$ 22	$ 20
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Internally developed Level 3 assets		$ 3,140